Note 17 - Condensed Parent Company Financial Information (Detail) - Condensed Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 4,484,817	$ 2,942,645	$ 2,807,682
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	772,483	697,967	647,006
(Increase) decrease in other assets	907,909	1,765,560	1,846,312
Net cash provided by (used in) operating activities	7,280,431	9,589,915	10,343,392
Cash flows from financing activities:
Proceeds from sale of treasury shares	10,657	12,659	17,511
Net cash used in financing activities	(19,711,953)	(31,115,374)	(31,027,117)
Net increase (decrease) in cash	(7,375,167)	8,683,338	21,223,747
Cash	49,911,807	57,286,974	48,603,636
Parent Company [Member] | Beginning of Period [Member]
Cash flows from financing activities:
Cash	1,581,629	416,912	2,800,432
Parent Company [Member] | End of Period [Member]
Cash flows from financing activities:
Cash	1,804,808	1,581,629	416,912
Parent Company [Member]
Cash flows from operating activities:
Net income	4,484,817	2,942,645	2,807,682
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed net income of bank subsidiary	(4,146,995)	(2,866,809)	(3,221,222)
Depreciation and amortization	25,622	25,622	25,621
(Increase) decrease in other assets	45,914	1,008,778	(386,185)
Increase (decrease) in accrued expenses	(24,521)	41,822	(76,829)
Net cash provided by (used in) operating activities	384,837	1,152,058	(850,933)
Cash flows from financing activities:
Proceeds from sale of treasury shares	10,657	12,659	17,511
Cash dividends paid	(172,315)		(1,550,098)
Net cash used in financing activities	(161,658)	12,659	(1,532,587)
Net increase (decrease) in cash	223,179	1,164,717	(2,383,520)
Cash	$ 1,804,808	$ 1,581,629